SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
Summary of the stock option activity and related information

The following is a summary of the Company’s stock option activity and related information for the year ended December 31, 2024:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	term (in	intrinsic
	of options	price	years)	value
Options outstanding at the beginning of the year	265,300	$12.40	2.48	$450
Changes during the year:
Granted	87,650	$11.19
Exercised	(44,125)	$8.35
Forfeited	(2,625)	$11.47

Options outstanding at the end of the year	306,200	$12.64	3.04	$80

Options exercisable at the end of the year	202,425	$13.24	1.32	$73

Schedule of options for employees outstanding have been separated into ranges of exercise prices

The options for employees outstanding as of December 31, 2024 have been separated into ranges of exercise prices, as follows:

	Number of	Weighted		Number of
	options	average		options	Weighted
	outstanding	remaining	Weighted	exercisable	average
Range of	as of	contractual	average	as of	exercise price
exercise	December 31,	life (in	exercise	December 31,	of exercisable
price	2024	years)	price	2024	options
$7.08-10.90	115,450	2.14	$9.48	89,800	$9.28
$11.30-30.76	190,750	3.58	$14.56	112,625	$16.40

	306,200	3.04	$12.64	202,425	$13.24

Summary of the RSU activity and related information

The following is a summary of the Company’s RSUs’ activity and related information for the year ended December 31, 2024:

		Weighted
	Number of	average grant
	shares	date fair value
RSUs outstanding at the beginning of the year	1,231,879	$20.35
Changes during the year:
Granted	512,424	$10.85
Vested	(514,509)	$23.43
Forfeited	(23,350)	$22.54

RSUs outstanding at the end of the year	1,206,444	$14.96